Commitments and contingencies (Details)	Dec. 31, 2024 USD ($)
Statement [Line Items]
Minimum annual lease payments	$ 97,008
Lease Agreements [Member]
Statement [Line Items]
Minimum annual lease payments	3,872
Consulting Agreements [Member]
Statement [Line Items]
Minimum annual lease payments	$ 93,136